AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
Investment Objective
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “Alternative Purchase Plans” on page 20 of the Fund's Prospectus, “What are the sales charges for purchases of Class A Shares” on page 21 of the Prospectus, “Reduced Sales Charges for Certain Purchases of Class A Shares” on page 24 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND		Class A		Class C	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)		none	[1]	1.00%	none	none
Redemption Fees (as a percentage of amount redeemed)	[2]	none		none	2.00%	2.00%
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
[2]	This fee only applies to shares redeemed (including by exchange) within 90 days of purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND		Class A	Class C	Class I	Class Y
Management Fee		0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fee		0.30%	0.75%	0.15%	none
Other Expenses		1.62%	1.87%	1.50%	1.62%
Total Annual Fund Operating Expenses		2.82%	3.52%	2.55%	2.52%
Total Fee Waivers and Reimbursement	[1]	1.27%	1.27%	1.37%	1.27%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[1]	1.55%	2.25%	1.18%	1.25%
[1]	The Manager and Sub-Adviser have contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 1.55% for Class A Shares, 2.25% for Class C Shares, 1.18% for Class I Shares and 1.25% for Class Y Shares. These expense limitations are in effect until September 30, 2014. Prior to September 30, 2014, the arrangement may not be terminated without the approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	576	1,147	1,743	3,351
Class C	328	962	1,718	3,407
Class I	120	663	1,232	2,782
Class Y	127	663	1,226	2,760

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND Class C	228	962	1,718	3,407

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
•
The Fund invests, under normal circumstances, at least 70% of its net assets in equity securities believed to have the potential for capital appreciation.  In addition to common stocks, warrants, convertible bonds and preferred stock are considered equity securities for purposes of the equity allocation.

•
The Fund’s investment strategy focuses on factors specific to each investment, such as an improving balance sheet.  The Fund invests in equity securities without regard to whether they could be described as “growth” or “value.”  The Fund invests in a range of stock market capitalizations that could include small-cap, mid-cap, and large-cap.

•
The Fund may, from time to time, hold as much as 30% of its net assets in fixed-income securities including lower-quality corporate debt securities (often referred to as high yield or “junk” bonds).  Other debt instruments such as zero coupon bonds or pay-in-kind (PIK) bonds can be included in the fixed-income allocation.

•	The Fund may invest up to 15% of its net assets in foreign securities (debt and/or equity).

Principal Risks
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Market Risk.  The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or adverse investor sentiment. When market prices fall, the value of your investment may go down.

•	Financial Risk. Financial risk is associated with the financial condition and profitability of the underlying company.

•
Interest Rate and Credit Risk.  The Fund may invest in a variety of fixed-income securities.  The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

•
Foreign Securities Risk.  Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•
Small and Mid-Sized Companies.  Companies having market capitalization of middle to smaller size are comparatively less well known and may have less trading in their shares than larger companies. Compared to large companies, small-and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

•	Highly Leveraged Company Exposure. Leverage can magnify equity performance in both positive and negative stock markets.

•
Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.

•
Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect.

•	Other Risk. Loss of money is a risk of investing in the Fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance.  These returns reflect results under the Fund’s prior investment strategies and various portfolio managers in effect from inception in 1993 through October 14, 2010 under the name, “Aquila Rocky Mountain Equity Fund.” They should not be considered predictive or representative of results the Fund may experience under its current strategy and investment sub-adviser.  Thus, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Annual Total Returns - As of December 31 - Class Y Shares 2003-2012

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.41% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.90% (quarter ended December 31, 2008).

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Returns AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	18.84%	0.38%	6.41%
Class C	22.22%	0.50%	6.08%
Class I	24.55%	1.61%		2.20%	Dec. 01, 2005
Class Y	24.55%	1.55%	7.18%
After Taxes on Distributions Class Y	23.88%	1.08%	6.83%
After Taxes on Distributions and Redemption Class Y	15.96%	1.19%	6.26%
Russell 3000 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	16.42%	2.04%	7.68%
S&P 500 Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	16.00%	1.66%	7.09%

These returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.